Results by Business Segment - Detailed Report of Segments (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018	Oct. 31, 2018
Disclosure of operating segments [line items]
Net interest income	$ 4,837	$ 4,421	$ 9,721	$ 8,866
Non-interest income	6,662	5,633	13,367	12,016
Total revenue	11,499	10,054	23,088	20,882
Provision for credit losses	426	274	940	608
Insurance policyholder benefits, claims and acquisition expense	1,160	421	2,385	1,257
Non-interest expense	5,916	5,482	11,828	11,093
Net income (loss) before income taxes	3,997	3,877	7,935	7,924
Income taxes (recoveries)	767	817	1,533	1,852
Net income	3,230	3,060	6,402	6,072
Non-interest expense includes:
Depreciation and amortization	456	407	896	803
Total assets	1,378,876		1,378,876		$ 1,334,734
Total liabilities	1,296,930		1,296,930		1,254,779
Operating segments [member] | Personal & Commercial Banking [member]
Disclosure of operating segments [line items]
Net interest income	3,060	2,852	6,194	5,708
Non-interest income	1,273	1,251	2,557	2,560
Total revenue	4,333	4,103	8,751	8,268
Provision for credit losses	372	300	720	617
Non-interest expense	1,887	1,828	3,802	3,629
Net income (loss) before income taxes	2,074	1,975	4,229	4,022
Income taxes (recoveries)	525	516	1,109	1,042
Net income	1,549	1,459	3,120	2,980
Non-interest expense includes:
Depreciation and amortization	157	145	310	285
Total assets	463,861		463,861		453,879
Total liabilities	463,882		463,882		453,878
Operating segments [member] | Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	731	632	1,475	1,244
Non-interest income	2,248	1,973	4,452	4,144
Total revenue	2,979	2,605	5,927	5,388
Provision for credit losses	30	(20)	56	(22)
Non-interest expense	2,204	1,939	4,368	3,950
Net income (loss) before income taxes	745	686	1,503	1,460
Income taxes (recoveries)	160	149	321	326
Net income	585	537	1,182	1,134
Non-interest expense includes:
Depreciation and amortization	152	133	299	263
Total assets	99,175		99,175		93,063
Total liabilities	99,350		99,350		93,162
Operating segments [member] | Insurance [member]
Disclosure of operating segments [line items]
Non-interest income	1,515	806	3,094	1,950
Total revenue	1,515	806	3,094	1,950
Insurance policyholder benefits, claims and acquisition expense	1,160	421	2,385	1,257
Non-interest expense	150	148	304	290
Net income (loss) before income taxes	205	237	405	403
Income taxes (recoveries)	51	65	85	104
Net income	154	172	320	299
Non-interest expense includes:
Depreciation and amortization	12	9	23	18
Total assets	17,703		17,703		16,210
Total liabilities	17,711		17,711		16,289
Operating segments [member] | Investor & Treasury Services [member]
Disclosure of operating segments [line items]
Net interest income	(34)	118	(65)	246
Non-interest income	621	553	1,283	1,101
Total revenue	587	671	1,218	1,347
Non-interest expense	388	391	806	780
Net income (loss) before income taxes	199	280	412	567
Income taxes (recoveries)	48	68	100	136
Net income	151	212	312	431
Non-interest expense includes:
Depreciation and amortization	35	30	69	60
Total assets	135,817		135,817		136,030
Total liabilities	135,741		135,741		135,944
Operating segments [member] | Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	1,057	841	2,063	1,707
Non-interest income	1,112	1,169	2,204	2,478
Total revenue	2,169	2,010	4,267	4,185
Provision for credit losses	25	(7)	165	13
Non-interest expense	1,289	1,190	2,519	2,404
Net income (loss) before income taxes	855	827	1,583	1,768
Income taxes (recoveries)	79	162	154	355
Net income	776	665	1,429	1,413
Non-interest expense includes:
Depreciation and amortization	100	90	195	177
Total assets	617,468		617,468		590,950
Total liabilities	617,261		617,261		590,582
Elimination of intersegment amounts [member] | Corporate Support [member]
Disclosure of operating segments [line items]
Net interest income	23	(22)	54	(39)
Non-interest income	(107)	(119)	(223)	(217)
Total revenue	(84)	(141)	(169)	(256)
Provision for credit losses	(1)	1	(1)
Non-interest expense	(2)	(14)	29	40
Net income (loss) before income taxes	(81)	(128)	(197)	(296)
Income taxes (recoveries)	(96)	(143)	(236)	(111)
Net income	15	$ 15	39	$ (185)
Non-interest expense includes:
Total assets	44,852		44,852		44,602
Total liabilities	$ (37,015)		$ (37,015)		$ (35,076)